SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details)				1 Months Ended		12 Months Ended
	Jan. 01, 2021 USD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 USD ($)	Feb. 28, 2021 MT	Jan. 31, 2021 item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 19, 2021 USD ($)
Liquidity risk
Excess of current liabilities over current assets						$ 103,900,000
Capital commitments for purchases of property, plant and equipment	$ 27,500,000					$ 56,300,000
Capacity Of Polysilicon				35,000	70,000	30,000
Amount of subsequent contracts signed									$ 329,000,000.0
Restricted cash
Restricted cash						$ 41,800,000	$ 62,600,000
Inventories
Inventory write-down						1,956,000	327,000	$ 900,000
Property, Plant and Equipment
Interest expense capitalized						300,000	6,600,000	1,200,000
Prepaid land use rights
Lease Expenses						700,000	600,000	600,000
Impairment of long-lived assets
Long-lived asset impairment						0	0	11,500,000
Revenue recognition
Accounts Receivable, Net, Current						0	13,300
Revenue from polysilicon sales						675,602,000	349,991,000	301,600,000
Government subsidies
Unrestricted cash government subsidies						500,000	5,600,000	13,100,000
Government grants related to fixed assets						400,000	0	0
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB						117,500,000	113,100,000
Noncontrolling interest
Noncontrolling interest						31,792,000	515,000
Allocated Share-based Compensation Expense						17,908,000	17,897,000	13,788,000
Contract with Customer, Liability						41,048,000	35,182,000
Contract with Customer, Liability, Revenue Recognized		$ 33,000,000.0	$ 10,200,000
CONCENTRATION OF CUSTOMERS
Allowance for doubtful accounts						0	0
Investment In Affiliate [Abstract]
Impairment loss						0	0
Leases
Future minimum operating lease commitments						122,000
Right-of-use assets						119,000	197,000
Lease liability, current						82,400	85,000
Lease liability - long-term portion						0	77,000
Accounts receivable | Credit concentration
Revenue recognition
Accounts Receivable, Net, Current							13,000
Customer B
Revenue recognition
Revenue from polysilicon sales						369,333,000	187,217,000	57,859,000
Customer A
Revenue recognition
Revenue from polysilicon sales						126,759,000	84,226,000	115,412,000
Discontinued Operations
Inventories
Inventory write-down						2,000,000	300,000	900,000
Impairment of long-lived assets
Long-lived asset impairment						0	0	18,800,000
Discontinued Operations | Wafer Manufacturing operations
Impairment of long-lived assets
Long-lived asset impairment								7,300,000
Shipping and Handling [Member]
Shipping and handling
Cost of Goods and Services Sold						$ 8,600,000	$ 6,300,000	$ 4,500,000